Stockholders' Deficit (Details 1) - Warrant [Member]	9 Months Ended
Sep. 30, 2018 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Outstanding, Number Exercisable	2,927,572
Three Exercise Price [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 3.00
Outstanding, Number of Warrant Shares	445,200
Outstanding, Weighted Average Remaining Contractual life (Years)	4 years 9 months 18 days
Outstanding, Number Exercisable	445,200
One Exercise Price [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise Price | $ / shares	$ 1.80
Outstanding, Number of Warrant Shares	2,482,372
Outstanding, Weighted Average Remaining Contractual life (Years)	3 years 1 month 6 days
Outstanding, Number Exercisable	2,482,372